Description of Organization and Business Operations - Going Concern Consideration (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Organization and Business Operations
Cash	$ 771,171		$ 22,317	$ 333,084
Working capital deficit	38,290,825		155,139,930
Accumulated deficit	187,165,447		184,476,592	159,184,883
Cash flow used in operating activities	$ (3,680,881)	$ (1,351,636)	$ (6,622,015)	$ (5,433,936)
Substantial Doubt about Going Concern, within One Year [true false]	true		true